Annual Total Returns[BarChart] - Artisan Mid Cap Fund - Investor	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(2.08%)	19.52%	37.39%	5.68%	2.17%	(0.89%)	20.48%	(4.02%)	38.12%	58.75%